Note 26 - Operating Lease Arrangements (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee components [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Lease payments under operating leases recognized as an expense in the year	3,207	2,992	3,461
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s
Within one year	7,255	3,140
In the second to fifth years inclusive	16,324	6,740
More than five years	4,235	—
Operating lease obligations	27,814	9,880
Amounts due to be received under non-cancellable sub-lease agreements	6,654	1,103
Operating lease obligations, net of sub-lease amounts	21,160	8,777